Financial Instruments (Schedule of Exposure to Index Risk with Respect to Derivative Instruments) (Details) - Interest exchange contract [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of fair value measurement of liabilities [line items]
Index receivable	CPI
Interest payable	1.70%
Expiration date	2031
Amount of linked principal	$ 240,462
Fair value	$ (7,371)
Index receivable	CPI
Interest payable	1.76%
Expiration date	2036
Amount of linked principal	$ 109,087
Fair value	$ (3,643)